AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 96.9%
Common Stocks — 72.4%
Aerospace & Defense — 1.2%
Airbus SE (France)	1,516	$130,680
Axon Enterprise, Inc.*	175	20,256
BWX Technologies, Inc.	366	18,435
CAE, Inc. (Canada)*	786	12,057
Dassault Aviation SA (France)	1,473	167,584
HEICO Corp. (Class A Stock)	117	13,411
Howmet Aerospace, Inc.	2,075	64,180
L3Harris Technologies, Inc.	1,460	303,432
Leonardo SpA (Italy)	5,626	39,834
Mercury Systems, Inc.*	233	9,460
Montana Aerospace AG (Germany), 144A*	1,162	12,123
Northrop Grumman Corp.	806	379,078
Rolls-Royce Holdings PLC (United Kingdom)*	58,503	44,805
Safran SA (France)	717	65,240
Spirit AeroSystems Holdings, Inc. (Class A Stock)	906	19,859
Thales SA (France)	1,246	137,302
VirTra, Inc.*	1,807	9,776
		1,447,512
Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	1,707	51,448
GXO Logistics, Inc.*	342	11,991
United Parcel Service, Inc. (Class B Stock)	729	117,763
YTO Express Group Co. Ltd. (China) (Class A Stock)	3,600	10,430
		191,632
Airlines — 0.0%
Air Arabia PJSC (United Arab Emirates)	35,611	20,163
Allegiant Travel Co.*	13	949
JetBlue Airways Corp.*	1,019	6,756
Spirit Airlines, Inc.*	534	10,050
Wizz Air Holdings PLC (Switzerland), 144A*	533	9,271
		47,189
Auto Components — 0.4%
Autoliv, Inc. (Sweden)	380	25,319
CIE Automotive SA (Spain)	554	11,471
Dorman Products, Inc.*	278	22,829
Faurecia SE (France)*	1,662	17,991
Fuyao Glass Industry Group Co. Ltd. (China) (Class A Stock)	13,450	67,168
Goodyear Tire & Rubber Co. (The)*	1,921	19,383
Huayu Automotive Systems Co. Ltd. (China) (Class A Stock)	16,100	37,069
Kendrion NV (Netherlands)	240	3,226
Lear Corp.	228	27,289
Magna International, Inc. (Canada)	691	32,767
Musashi Seimitsu Industry Co. Ltd. (Japan)	1,600	17,227
	Shares	Value
Common Stocks (continued)
Auto Components (cont’d.)
NGK Spark Plug Co. Ltd. (Japan)	1,000	$17,736
Nifco, Inc. (Japan)	500	10,449
Nippon Seiki Co. Ltd. (Japan)	1,800	9,411
Stanley Electric Co. Ltd. (Japan)	5,100	80,073
Toyo Tire Corp. (Japan)	1,700	18,504
Zhejiang Shuanghuan Driveline Co. Ltd. (China) (Class A Stock)	4,200	17,084
		434,996
Automobiles — 1.0%
Knaus Tabbert AG (Germany)	257	6,719
Li Auto, Inc. (China), ADR*	740	17,028
Li Auto, Inc. (China) (Class A Stock)*	200	2,304
Lucid Group, Inc.*(a)	853	11,917
Maruti Suzuki India Ltd. (India)	822	88,732
Mercedes-Benz Group AG (Germany)	1,110	56,129
Rivian Automotive, Inc. (Class A Stock)*	1,208	39,755
Stellantis NV	3,836	45,368
Suzuki Motor Corp. (Japan)	1,800	56,034
Tesla, Inc.*	2,683	711,666
Toyota Motor Corp. (Japan)	9,400	122,862
		1,158,514
Banks — 3.4%
Axis Bank Ltd. (India)	12,383	110,722
Banco Comercial Portugues SA (Portugal) (Class R Stock)	132,115	15,720
Bank Central Asia Tbk PT (Indonesia)	288,700	161,164
Bank of America Corp.	21,659	654,102
BankUnited, Inc.	897	30,651
BAWAG Group AG (Austria), 144A*	2,810	120,797
BNP Paribas SA (France)	2,162	91,321
Capitec Bank Holdings Ltd. (South Africa)	608	52,090
City Holding Co.	380	33,702
Commerce Bancshares, Inc.	200	13,232
Credicorp Ltd. (Peru)	108	13,262
East West Bancorp, Inc.	627	42,097
Enterprise Financial Services Corp.	599	26,380
Erste Group Bank AG (Austria)	1,604	35,163
FinecoBank Banca Fineco SpA (Italy)	2,298	28,381
First Abu Dhabi Bank PJSC (United Arab Emirates)	9,604	46,584
First BanCorp. (Puerto Rico)	1,872	25,609
First Citizens BancShares, Inc. (Class A Stock)	38	30,302
First Financial Bankshares, Inc.(a)	416	17,401
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	6,800	43,560
HDFC Bank Ltd. (India)	4,015	69,562
Home BancShares, Inc.	1,471	33,112
HSBC Holdings PLC (United Kingdom)	14,278	73,930
ICICI Bank Ltd. (India), ADR	2,933	61,505
ING Groep NV (Netherlands)	17,512	150,050
JPMorgan Chase & Co.	2,499	261,146
KBC Group NV (Belgium)	901	42,756
Kotak Mahindra Bank Ltd. (India)	6,377	141,534
A1

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom)	140,315	$63,421
Mitsubishi UFJ Financial Group, Inc. (Japan)	15,900	72,029
National Bank of Canada (Canada)	1,628	102,039
OTP Bank Nyrt (Hungary)	2,667	48,654
Pacific Premier Bancorp, Inc.	932	28,855
Pinnacle Financial Partners, Inc.	450	36,495
Popular, Inc. (Puerto Rico)	511	36,823
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	3,322	14,512
Prosperity Bancshares, Inc.	124	8,268
Qatar National Bank QPSC (Qatar)	10,872	59,172
Saudi National Bank (The) (Saudi Arabia)	3,663	61,119
Silvergate Capital Corp. (Class A Stock)*	93	7,008
SouthState Corp.	424	33,547
Standard Chartered PLC (United Kingdom)	4,087	25,562
Swedbank AB (Sweden) (Class A Stock)	8,695	114,128
TCS Group Holding PLC (Russia), GDR*^	281	—
UniCredit SpA (Italy)	4,699	47,573
United Overseas Bank Ltd. (Singapore)	4,500	81,507
Washington Trust Bancorp, Inc.	535	24,867
Webster Financial Corp.	899	40,635
Wells Fargo & Co.	15,496	623,249
WesBanco, Inc.	887	29,599
Western Alliance Bancorp	1,174	77,179
		4,062,076
Beverages — 1.2%
Asahi Group Holdings Ltd. (Japan)	2,200	68,587
Boston Beer Co., Inc. (The) (Class A Stock)*	29	9,386
Budweiser Brewing Co. APAC Ltd. (China), 144A	28,700	74,737
Carlsberg A/S (Denmark) (Class B Stock)	479	56,013
Coca-Cola Co. (The)	5,667	317,465
Constellation Brands, Inc. (Class A Stock)	205	47,084
Diageo PLC (United Kingdom)	1,704	71,727
Heineken NV (Netherlands)	174	15,196
Keurig Dr. Pepper, Inc.	9,239	330,941
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	200	52,280
Monster Beverage Corp.*	1,079	93,830
PepsiCo, Inc.	1,243	202,932
Treasury Wine Estates Ltd. (Australia)	5,418	43,595
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	2,000	18,856
		1,402,629
Biotechnology — 1.2%
AbbVie, Inc.	4,194	562,877
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Abcam PLC (United Kingdom)*	2,678	$39,987
ACADIA Pharmaceuticals, Inc.*	699	11,436
Agios Pharmaceuticals, Inc.*	472	13,348
Alkermes PLC*	739	16,502
Alnylam Pharmaceuticals, Inc.*	253	50,641
Anavex Life Sciences Corp.*	923	9,525
Apellis Pharmaceuticals, Inc.*	328	22,402
Arcturus Therapeutics Holdings, Inc.*	390	5,780
Argenx SE (Netherlands), ADR*	135	47,662
Arrowhead Pharmaceuticals, Inc.*	347	11,468
Atara Biotherapeutics, Inc.*	1,773	6,702
BioMarin Pharmaceutical, Inc.*	429	36,366
Blueprint Medicines Corp.*	288	18,976
Exact Sciences Corp.*	356	11,566
Exelixis, Inc.*	824	12,920
Fate Therapeutics, Inc.*	353	7,911
Genmab A/S (Denmark)*	183	58,872
Genus PLC (United Kingdom)	668	19,380
Global Blood Therapeutics, Inc.*	316	21,520
Heron Therapeutics, Inc.*	1,872	7,900
Horizon Therapeutics PLC*	406	25,127
IGM Biosciences, Inc.*	238	5,412
Insmed, Inc.*	756	16,284
Intellia Therapeutics, Inc.*	217	12,143
Ionis Pharmaceuticals, Inc.*	549	24,282
Karuna Therapeutics, Inc.*	162	36,439
Mirati Therapeutics, Inc.*	176	12,292
Moderna, Inc.*	302	35,712
Neurocrine Biosciences, Inc.*	297	31,544
Novavax, Inc.*	239	4,350
Regeneron Pharmaceuticals, Inc.*	150	103,331
REGENXBIO, Inc.*	508	13,427
Sarepta Therapeutics, Inc.*	221	24,429
Scholar Rock Holding Corp.*	841	5,828
Seagen, Inc.*	263	35,986
Spectrum Pharmaceuticals, Inc.*	7,047	3,030
TG Therapeutics, Inc.*	1,104	6,536
Ultragenyx Pharmaceutical, Inc.*	266	11,015
United Therapeutics Corp.*	118	24,707
Xencor, Inc.*	659	17,121
Zealand Pharma A/S (Denmark)*	827	18,785
		1,461,521
Building Products — 0.4%
Armstrong World Industries, Inc.	120	9,508
Assa Abloy AB (Sweden) (Class B Stock)	2,624	49,163
Astral Ltd. (India)	877	23,886
Blue Star Ltd. (India)	1,289	17,386
Carel Industries SpA (Italy), 144A	1,835	34,149
Carlisle Cos., Inc.	110	30,845
Daikin Industries Ltd. (Japan)	300	46,161
Genuit Group PLC (United Kingdom)	3,137	10,155
Gibraltar Industries, Inc.*	281	11,501
Nitto Boseki Co. Ltd. (Japan)	300	4,774
Owens Corning	259	20,360
ROCKWOOL A/S (Denmark) (Class B Stock)	63	9,937

A2

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Sanwa Holdings Corp. (Japan)	1,200	$10,306
Trane Technologies PLC	557	80,659
Trex Co., Inc.*	382	16,785
UFP Industries, Inc.	473	34,132
Zurn Elkay Water Solutions Corp.	768	18,816
		428,523
Capital Markets — 2.1%
AJ Bell PLC (United Kingdom)	3,143	9,362
Ares Management Corp. (Class A Stock)	372	23,045
Avanza Bank Holding AB (Sweden)	1,139	17,356
B3 SA - Brasil Bolsa Balcao (Brazil)	30,600	74,595
Blackstone, Inc.	1,180	98,766
Blue Owl Capital, Inc.	2,775	25,613
Bridgepoint Group PLC (United Kingdom), 144A	11,852	24,589
Charles Schwab Corp. (The)	6,608	474,917
CME Group, Inc.	765	135,504
Coinbase Global, Inc. (Class A Stock)*	38	2,451
Deutsche Boerse AG (Germany)	324	53,112
flatexDEGIRO AG (Germany)*	1,724	15,347
Goldman Sachs Group, Inc. (The)	926	271,364
HDFC Asset Management Co. Ltd. (India), 144A	809	18,690
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	500	17,091
Intermediate Capital Group PLC (United Kingdom)	2,262	24,401
Investec PLC (United Kingdom)	5,773	23,233
Julius Baer Group Ltd. (Switzerland)	3,211	140,125
KKR & Co., Inc.	1,097	47,171
Lazard Ltd. (Class A Stock)(a)	556	17,698
London Stock Exchange Group PLC (United Kingdom)	1,093	92,303
LPL Financial Holdings, Inc.	179	39,108
Molten Ventures PLC (United Kingdom)*	5,013	16,805
Morgan Stanley	2,159	170,583
Moscow Exchange MICEX-RTS PJSC (Russia)*^	4,490	—
MSCI, Inc.	41	17,293
Ninety One PLC (United Kingdom)	1,360	2,752
Open Lending Corp. (Class A Stock)*	1,396	11,224
Partners Group Holding AG (Switzerland)	124	99,793
S&P Global, Inc.	485	148,095
Saudi Tadawul Group Holding Co. (Saudi Arabia)	231	12,279
SEI Investments Co.	65	3,188
StepStone Group, Inc. (Class A Stock)	379	9,289
Tikehau Capital SCA (France)	732	17,713
TMX Group Ltd. (Canada)	1,654	152,139
Tradeweb Markets, Inc. (Class A Stock)	275	15,516
UBS Group AG (Switzerland)	5,059	73,396
Van Lanschot Kempen NV (Netherlands)	599	11,531
Virtus Investment Partners, Inc.	114	18,185
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
XP, Inc. (Brazil) (Class A Stock)*(a)	4,102	$77,979
		2,503,601
Chemicals — 2.0%
Air Liquide SA (France)	161	18,402
Air Products & Chemicals, Inc.	489	113,805
Akzo Nobel NV (Netherlands)	3,709	210,189
Albemarle Corp.	74	19,569
Asian Paints Ltd. (India)	472	19,296
CF Industries Holdings, Inc.	390	37,537
Chemours Co. (The)	696	17,156
Covestro AG (Germany), 144A	1,610	46,033
Croda International PLC (United Kingdom)	404	28,855
DIC Corp. (Japan)	2,500	41,747
Element Solutions, Inc.	1,002	16,303
Fine Organic Industries Ltd. (India)	99	8,448
FMC Corp.	1,064	112,465
Huntsman Corp.	1,097	26,920
Incitec Pivot Ltd. (Australia)	9,231	20,990
Ingevity Corp.*	384	23,282
Koninklijke DSM NV (Netherlands)	331	37,665
LG Chem Ltd. (South Korea)	141	52,062
Linde PLC (United Kingdom) (NYSE)	1,032	278,217
Linde PLC (United Kingdom) (XETR)	441	119,393
Nippon Sanso Holdings Corp. (Japan)	1,400	22,130
Nippon Shokubai Co. Ltd. (Japan)	700	26,149
Nippon Soda Co. Ltd. (Japan)	1,000	30,430
Nutrien Ltd. (Canada)(a)	6,162	513,788
RPM International, Inc.	1,763	146,876
Sakata INX Corp. (Japan)	2,600	17,580
Scotts Miracle-Gro Co. (The)	319	13,637
Sherwin-Williams Co. (The)	1,416	289,926
Shin-Etsu Chemical Co. Ltd. (Japan)	100	9,896
Sika AG (Switzerland)	63	12,662
Sumitomo Seika Chemicals Co. Ltd. (Japan)	400	8,267
Valvoline, Inc.	625	15,837
Victrex PLC (United Kingdom)	964	17,796
		2,373,308
Commercial Services & Supplies — 0.5%
Brady Corp. (Class A Stock)	247	10,307
Cintas Corp.	54	20,962
CoreCivic, Inc.*	1,052	9,300
Downer EDI Ltd. (Australia)	16,350	47,824
IAA, Inc.*	393	12,517
KAR Auction Services, Inc.*	905	10,109
MSA Safety, Inc.	76	8,305
Republic Services, Inc.	1,038	141,210
SPIE SA (France)	1,513	31,691
Stericycle, Inc.*	491	20,676
UniFirst Corp.	71	11,944
Waste Connections, Inc.	2,206	298,097
		622,942

A3

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Communications Equipment — 0.3%
CommScope Holding Co., Inc.*	1,305	$12,019
Genasys, Inc.*	4,513	12,501
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira (Brazil)	2,100	11,539
Lumentum Holdings, Inc.*	239	16,388
Motorola Solutions, Inc.	604	135,278
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	12,789	74,758
Viavi Solutions, Inc.*	2,162	28,214
Zhongji Innolight Co. Ltd. (China) (Class A Stock)	4,148	15,100
		305,797
Construction & Engineering — 0.2%
Arcosa, Inc.	388	22,186
Dycom Industries, Inc.*	240	22,927
NV5 Global, Inc.*	171	21,173
Quanta Services, Inc.	168	21,402
Valmont Industries, Inc.	86	23,101
Voltas Ltd. (India)	5,521	61,194
WillScot Mobile Mini Holdings Corp.*	924	37,265
		209,248
Construction Materials — 0.1%
HeidelbergCement AG (Germany)	714	28,206
Martin Marietta Materials, Inc.	132	42,516
Taiheiyo Cement Corp. (Japan)	3,400	48,013
Vulcan Materials Co.	369	58,195
		176,930
Consumer Finance — 0.2%
Aiful Corp. (Japan)	11,300	29,447
Ally Financial, Inc.	663	18,451
American Express Co.	527	71,098
CreditAccess Grameen Ltd. (India)*	1,125	13,646
Funding Circle Holdings PLC (United Kingdom), 144A*	11,327	5,145
Green Dot Corp. (Class A Stock)*	392	7,440
PROG Holdings, Inc.*	202	3,026
Shriram Transport Finance Co. Ltd. (India)	3,607	52,745
SLM Corp.	1,313	18,369
SoFi Technologies, Inc.*	1,357	6,622
Upstart Holdings, Inc.*	142	2,952
		228,941
Containers & Packaging — 0.4%
Amcor PLC, CDI	4,172	44,779
Ardagh Metal Packaging SA	2,102	10,174
Avery Dennison Corp.	928	150,985
Ball Corp.(a)	2,952	142,641
Berry Global Group, Inc.*	370	17,216
Crown Holdings, Inc.	556	45,053
International Paper Co.	772	24,472
Mayr Melnhof Karton AG (Austria)	19	2,447
Packaging Corp. of America	357	40,087
	Shares	Value
Common Stocks (continued)
Containers & Packaging (cont’d.)
Pactiv Evergreen, Inc.	831	$7,255
Verallia SA (France), 144A	889	19,986
Westrock Co.	374	11,553
		516,648
Distributors — 0.0%
Educational Development Corp.	2,485	5,989
Weyco Group, Inc.	482	9,804
		15,793
Diversified Consumer Services — 0.1%
2U, Inc.*	1,234	7,712
Arco Platform Ltd. (Brazil) (Class A Stock)*	1,054	11,373
Bright Horizons Family Solutions, Inc.*	309	17,814
Frontdoor, Inc.*	341	6,953
IDP Education Ltd. (Australia)	988	16,597
Service Corp. International	359	20,729
Strategic Education, Inc.	167	10,255
Terminix Global Holdings, Inc.*	386	14,780
WW International, Inc.*	733	2,881
		109,094
Diversified Financial Services — 0.4%
Apollo Global Management, Inc.	598	27,807
Banca Mediolanum SpA (Italy)	10,626	66,541
Chailease Holding Co. Ltd. (Taiwan)	4,000	22,848
Corebridge Financial, Inc.*	958	18,863
eGuarantee, Inc. (Japan)	400	6,910
Equitable Holdings, Inc.	903	23,794
FirstRand Ltd. (South Africa)	7,670	25,604
Housing Development Finance Corp. Ltd. (India)	7,628	212,818
Hypoport SE (Germany)*	38	3,354
ORIX Corp. (Japan)	4,600	64,442
Syncona Ltd.*	5,267	9,601
Tokyo Century Corp. (Japan)	600	19,197
Voya Financial, Inc.(a)	529	32,005
		533,784
Diversified Telecommunication Services — 0.6%
Anterix, Inc.*	368	13,145
ATN International, Inc.	574	22,139
Cellnex Telecom SA (Spain), 144A	628	19,372
Deutsche Telekom AG (Germany)	12,994	221,180
Helios Towers PLC (Tanzania)*	12,626	15,867
Indus Towers Ltd. (India)	13,918	33,597
KT Corp. (South Korea)	407	10,231
KT Corp. (South Korea), ADR(a)	3,687	45,055
Liberty Global PLC (United Kingdom) (Class C Stock)*	746	12,309
Liberty Latin America Ltd. (Chile) (Class A Stock)*	971	6,010
Liberty Latin America Ltd. (Chile) (Class C Stock)*	1,166	7,171
Nippon Telegraph & Telephone Corp. (Japan)	11,000	296,695

A4

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Sarana Menara Nusantara Tbk PT (Indonesia)	686,100	$55,466
		758,237
Electric Utilities — 1.4%
American Electric Power Co., Inc.	2,426	209,728
Duke Energy Corp.	445	41,394
EDP - Energias do Brasil SA (Brazil)	8,442	34,273
Enel SpA (Italy)	19,228	78,858
Exelon Corp.	2,302	86,233
FirstEnergy Corp.	725	26,825
Iberdrola SA (Spain)	10,927	101,885
IDACORP, Inc.	209	20,693
NextEra Energy, Inc.	3,403	266,829
Southern Co. (The)	9,549	649,332
Via Renewables, Inc.(a)	1,789	12,362
Xcel Energy, Inc.	1,883	120,512
		1,648,924
Electrical Equipment — 0.8%
Eaton Corp. PLC	1,672	222,978
Hongfa Technology Co. Ltd. (China) (Class A Stock)	8,707	42,254
Hubbell, Inc.	1,185	264,255
Idec Corp. (Japan)	900	18,241
Jiangsu GoodWe Power Supply Technology Co. Ltd. (China) (Class A Stock)	312	12,282
Legrand SA (France)	200	12,932
Mitsubishi Electric Corp. (Japan)	5,600	50,669
NARI Technology Co. Ltd. (China) (Class A Stock)	16,080	55,698
Plug Power, Inc.*	1,140	23,951
Polycab India Ltd. (India)	685	21,417
Prysmian SpA (Italy)	1,649	47,234
Regal Rexnord Corp.	76	10,667
Rockwell Automation, Inc.	130	27,964
Schneider Electric SE	171	19,315
Sensata Technologies Holding PLC	708	26,394
Shenzhen Megmeet Electrical Co. Ltd. (China) (Class A Stock)	6,000	24,211
Shoals Technologies Group, Inc. (Class A Stock)*	1,026	22,110
Signify NV, 144A	1,497	38,529
Thermon Group Holdings, Inc.*	909	14,008
Vicor Corp.*	259	15,317
WEG SA (Brazil)	1,200	7,130
Zhejiang HangKe Technology, Inc. Co. (China) (Class A Stock)	871	6,072
		983,628
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	1,537	102,917
Badger Meter, Inc.	132	12,195
BOE Varitronix Ltd. (China)	6,000	10,787
Chroma ATE, Inc. (Taiwan)	2,000	11,253
Cognex Corp.	449	18,611
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Coherent Corp.*	136	$4,740
Corning, Inc.	211	6,123
Daiwabo Holdings Co. Ltd. (Japan)	2,400	30,945
Horiba Ltd. (Japan)	300	11,636
Keyence Corp. (Japan)	200	66,112
Littelfuse, Inc.	148	29,406
Murata Manufacturing Co. Ltd. (Japan)	1,500	69,041
National Instruments Corp.	1,048	39,552
Nippon Ceramic Co. Ltd. (Japan)	400	6,737
Novanta, Inc.*	146	16,885
Renishaw PLC (United Kingdom)	265	10,278
RF Industries Ltd.*	2,831	16,278
Sensirion Holding AG (Switzerland), 144A*	105	8,548
Shimadzu Corp. (Japan)	1,600	41,978
Sunny Optical Technology Group Co. Ltd. (China)	1,800	17,107
Taiyo Yuden Co. Ltd. (Japan)	300	7,742
TE Connectivity Ltd. (Switzerland)	1,384	152,738
		691,609
Energy Equipment & Services — 0.3%
Baker Hughes Co.	619	12,974
Cactus, Inc. (Class A Stock)	511	19,638
ChampionX Corp.	802	15,695
China Oilfield Services Ltd. (China) (Class A Stock)	6,200	12,488
ENGlobal Corp.*	2,144	2,701
Halliburton Co.	627	15,437
Liberty Energy, Inc. (Class A Stock)*	2,148	27,237
Modec, Inc. (Japan)*	1,300	13,322
Nabors Industries Ltd.*	192	19,478
Oceaneering International, Inc.*	1,849	14,718
TechnipFMC PLC (United Kingdom)*	4,988	42,198
Tenaris SA, ADR	587	15,168
TGS ASA (Norway)	2,158	26,376
Worley Ltd. (Australia)	7,851	64,007
Yantai Jereh Oilfield Services Group Co. Ltd. (China) (Class A Stock)	3,500	15,992
		317,429
Entertainment — 0.6%
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	505	3,520
Endeavor Group Holdings, Inc. (Class A Stock)*	664	13,453
Frontier Developments PLC (United Kingdom)*	802	11,967
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	1,418	82,953
Live Nation Entertainment, Inc.*	367	27,907
Netflix, Inc.*	579	136,320
ROBLOX Corp. (Class A Stock)*	595	21,325
Roku, Inc.*	224	12,633
Sea Ltd. (Singapore), ADR*(a)	2,561	143,544
Spotify Technology SA*	171	14,757
Walt Disney Co. (The)*	2,521	237,806

A5

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Warner Music Group Corp. (Class A Stock)	243	$5,640
World Wrestling Entertainment, Inc. (Class A Stock)(a)	329	23,086
		734,911
Equity Real Estate Investment Trusts (REITs) — 3.7%
Acadia Realty Trust	4,425	55,844
Alexandria Real Estate Equities, Inc.	730	102,339
American Homes 4 Rent (Class A Stock)	3,625	118,936
American Tower Corp.	1,460	313,462
Apartment Income REIT Corp.	1,228	47,425
Apple Hospitality REIT, Inc.	4,250	59,755
Ashford Hospitality Trust, Inc.*	339	2,309
AvalonBay Communities, Inc.	1,261	232,264
Big Yellow Group PLC (United Kingdom)	803	9,503
Camden Property Trust	683	81,584
Canadian Apartment Properties REIT (Canada)	447	13,623
CapitaLand Integrated Commercial Trust (Singapore)	12,700	16,893
Centerspace	287	19,321
Crown Castle, Inc.	1,107	160,017
CubeSmart	3,391	135,843
Daiwa Office Investment Corp. (Japan)	4	18,606
Derwent London PLC (United Kingdom)	1,510	34,066
Digital Core REIT Management Pte Ltd. (Singapore)	34,000	23,681
Diversified Healthcare Trust	9,013	8,924
Douglas Emmett, Inc.	2,087	37,420
EastGroup Properties, Inc.	501	72,314
Equinix, Inc.	342	194,543
Equity LifeStyle Properties, Inc.	2,691	169,102
Equity Residential	5,477	368,164
Essex Property Trust, Inc.	378	91,563
Extra Space Storage, Inc.	111	19,171
Federal Realty Investment Trust	97	8,742
Gecina SA (France)	96	7,519
Getty Realty Corp.	859	23,099
Goodman Group (Australia)	2,946	29,775
Great Portland Estates PLC (United Kingdom)	8,090	39,445
Hoshino Resorts REIT, Inc. (Japan)	2	9,291
Host Hotels & Resorts, Inc.	1,398	22,200
Industrial & Infrastructure Fund Investment Corp. (Japan)	23	26,062
JBG SMITH Properties	777	14,437
Kilroy Realty Corp.	985	41,478
Kimco Realty Corp.	656	12,077
Lendlease Global Commercial REIT (Singapore)	31,100	16,479
Medical Properties Trust, Inc.(a)	1,140	13,520
Mitsui Fudosan Logistics Park, Inc. (Japan)	5	17,112
National Health Investors, Inc.	433	24,477
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
National Retail Properties, Inc.	763	$30,413
Omega Healthcare Investors, Inc.	681	20,083
Pebblebrook Hotel Trust	2,256	32,735
Prologis, Inc.	4,157	422,351
Public Storage	646	189,155
Rayonier, Inc.	1,691	50,679
Regency Centers Corp.	1,508	81,206
Rexford Industrial Realty, Inc.	2,245	116,740
RLJ Lodging Trust	2,148	21,738
RPT Realty	2,762	20,881
Ryman Hospitality Properties, Inc.	277	20,384
SBA Communications Corp.	416	118,414
Scentre Group (Australia)	13,084	21,378
Simon Property Group, Inc.	1,223	109,764
SL Green Realty Corp.(a)	599	24,056
Summit Industrial Income REIT (Canada)	4,199	52,011
Sun Communities, Inc.	296	40,058
Terreno Realty Corp.	1,704	90,295
UNITE Group PLC (The) (United Kingdom)	2,125	20,175
Urban Edge Properties	1,454	19,396
Ventas, Inc.	1,359	54,591
Warehouses De Pauw CVA (Belgium)	813	19,968
Welltower, Inc.(a)	1,469	94,486
Weyerhaeuser Co.	2,087	59,605
WP Carey, Inc.	480	33,504
		4,476,451
Food & Staples Retailing — 1.0%
BJ’s Wholesale Club Holdings, Inc.*	351	25,556
Clicks Group Ltd. (South Africa)	2,399	37,868
Costco Wholesale Corp.	177	83,592
CP ALL PCL (Thailand)	74,600	110,776
Jeronimo Martins SGPS SA (Portugal)	2,175	40,506
MatsukiyoCocokara & Co. (Japan)	1,700	72,919
Nahdi Medical Co. (Saudi Arabia)	981	49,242
Ocado Group PLC (United Kingdom)*	3,080	15,984
Performance Food Group Co.*	395	16,965
PriceSmart, Inc.	90	5,183
Raia Drogasil SA (Brazil)	14,143	59,646
Seven & i Holdings Co. Ltd. (Japan)	2,700	108,459
Shop Apotheke Europe NV (Netherlands), 144A*	562	22,594
SpartanNash Co.	864	25,073
Sprouts Farmers Market, Inc.*	693	19,231
Sumber Alfaria Trijaya Tbk PT (Indonesia)	21,700	3,406
Wal-Mart de Mexico SAB de CV (Mexico)	10,100	35,471
Walmart, Inc.	3,376	437,867
X5 Retail Group NV (Russia), GDR^	1,420	—
Yifeng Pharmacy Chain Co. Ltd. (China) (Class A Stock)	4,729	32,832
		1,203,170
Food Products — 0.9%
Bakkafrost P/F (Faroe Islands)	466	18,547

A6

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Barry Callebaut AG (Switzerland)	38	$71,631
Bunge Ltd.	425	35,092
Darling Ingredients, Inc.*	1,200	79,380
Edita Food Industries SAE (Egypt), 144A, GDR^	158	396
Edita Food Industries SAE (Egypt), GDR^	882	2,212
Foshan Haitian Flavouring & Food Co. Ltd. (China) (Class A Stock)	900	10,412
Freshpet, Inc.*	119	5,961
Ingredion, Inc.	149	11,997
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	10,200	47,006
McCormick & Co., Inc.	565	40,268
Mondelez International, Inc. (Class A Stock)	7,363	403,713
Nestle SA	2,483	268,555
Post Holdings, Inc.*	89	7,290
Simply Good Foods Co. (The)*	569	18,202
Tingyi Cayman Islands Holding Corp. (China)	16,000	27,554
TreeHouse Foods, Inc.*	440	18,665
Universal Robina Corp. (Philippines)	10,330	20,048
		1,086,929
Gas Utilities — 0.2%
Atmos Energy Corp.(a)	846	86,165
China Resources Gas Group Ltd. (China)	7,500	23,780
ENN Energy Holdings Ltd. (China)	2,700	36,000
National Fuel Gas Co.	353	21,727
ONE Gas, Inc.	208	14,641
Southwest Gas Holdings, Inc.	270	18,832
		201,145
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	1,811	175,232
Alcon, Inc. (Switzerland)	1,874	108,852
Align Technology, Inc.*	67	13,876
Axogen, Inc.*	843	10,049
Becton, Dickinson & Co.	4,281	953,935
BioMerieux (France)	98	7,752
Cerus Corp.*	1,553	5,591
Cochlear Ltd. (Australia)	182	22,608
DiaSorin SpA (Italy)	403	44,972
Eiken Chemical Co. Ltd. (Japan)	1,400	17,433
Enovis Corp.*	177	8,154
Envista Holdings Corp.*	422	13,846
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,562	26,555
Haemonetics Corp.*	180	13,325
ICU Medical, Inc.*	81	12,199
Inogen, Inc.*	312	7,575
Inspire Medical Systems, Inc.*	83	14,722
Insulet Corp.*	193	44,274
Intuitive Surgical, Inc.*	1,040	194,938
Koninklijke Philips NV (Netherlands)	8,718	134,227
LivaNova PLC*	222	11,271
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Masimo Corp.*	78	$11,010
Medtronic PLC	653	52,730
Nakanishi, Inc. (Japan)	1,100	20,115
Neogen Corp.*	418	5,839
Nevro Corp.*	156	7,270
Nipro Corp. (Japan)	3,200	24,039
Novocure Ltd.*	252	19,147
Penumbra, Inc.*	87	16,495
Qingdao Haier Biomedical Co. Ltd. (China) (Class A Stock)	2,590	22,534
QuidelOrtho Corp.*	119	8,506
Shandong Pharmaceutical Glass Co. Ltd. (China) (Class A Stock)	10,995	44,454
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	17,200	23,042
Shockwave Medical, Inc.*	93	25,861
Smith & Nephew PLC (United Kingdom)	7,351	84,851
STAAR Surgical Co.*	177	12,487
STERIS PLC	31	5,155
Stryker Corp.	1,681	340,470
Tactile Systems Technology, Inc.*	700	5,453
Tandem Diabetes Care, Inc.*	128	6,125
Teleflex, Inc.	105	21,153
		2,598,122
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.*	405	31,663
Ambea AB (Sweden), 144A	266	931
Amedisys, Inc.*	120	11,615
Amplifon SpA (Italy)	3,217	83,817
Apollo Medical Holdings, Inc.*	266	10,374
Brookdale Senior Living, Inc.*	1,762	7,524
Bumrungrad Hospital PCL (Thailand)	400	2,398
Centene Corp.*	4,801	373,566
Cigna Corp.	821	227,803
Clover Health Investments Corp.*	1,413	2,402
Community Health Systems, Inc.*	1,539	3,309
dentalcorp Holdings Ltd. (Canada)*	1,634	9,404
Dr. Lal PathLabs Ltd. (India), 144A	239	7,350
Elevance Health, Inc.	1,830	831,259
Encompass Health Corp.	344	15,559
Enhabit, Inc.*	229	3,215
Fresenius SE & Co. KGaA (Germany)	1,697	36,172
Guardant Health, Inc.*	247	13,296
HCA Healthcare, Inc.	685	125,896
HealthEquity, Inc.*	203	13,636
Humana, Inc.	242	117,416
Integrated Diagnostics Holdings PLC (Egypt), 144A	12,183	9,211
Molina Healthcare, Inc.*	243	80,151
OPKO Health, Inc.*	2,961	5,596
Pennant Group, Inc. (The)*	656	6,829
Progyny, Inc.*	291	10,784
Rede D’Or Sao Luiz SA (Brazil), 144A	2,288	12,652
Regional Health Properties, Inc.*	1,396	3,392
Select Medical Holdings Corp.	935	20,664

A7

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Sinopharm Group Co. Ltd. (China) (Class H Stock)	8,000	$15,966
U.S. Physical Therapy, Inc.	177	13,456
UnitedHealth Group, Inc.	2,657	1,341,891
		3,449,197
Health Care Technology — 0.1%
Phreesia, Inc.*	441	11,237
Teladoc Health, Inc.*	411	10,419
Veeva Systems, Inc. (Class A Stock)*	838	138,169
		159,825
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc. (Class A Stock)*	567	59,558
Aramark	768	23,962
Bloomin’ Brands, Inc.	581	10,650
Booking Holdings, Inc.*	38	62,442
Chipotle Mexican Grill, Inc.*	113	169,812
Denny’s Corp.*	1,933	18,190
DraftKings, Inc. (Class A Stock)*	850	12,869
Galaxy Entertainment Group Ltd. (Macau)	11,000	64,657
H World Group Ltd. (China)	8,900	30,327
Hilton Grand Vacations, Inc.*	579	19,043
Hilton Worldwide Holdings, Inc.	1,846	222,664
InterContinental Hotels Group PLC (United Kingdom)	1,386	66,752
Jack in the Box, Inc.	240	17,777
Kyoritsu Maintenance Co. Ltd. (Japan)	500	20,659
Las Vegas Sands Corp.*	1,745	65,472
Marriott International, Inc. (Class A Stock)	946	132,572
Marriott Vacations Worldwide Corp.	82	9,993
McDonald’s Corp.	1,780	410,717
Planet Fitness, Inc. (Class A Stock)*	567	32,693
Songcheng Performance Development Co. Ltd. (China) (Class A Stock)	23,169	38,817
SSP Group PLC (United Kingdom)*	6,180	12,933
Trainline PLC (United Kingdom), 144A*	7,477	26,198
Travel + Leisure Co.	580	19,790
Trip.com Group Ltd. (China), ADR*	2,906	79,363
Vail Resorts, Inc.	52	11,213
Wingstop, Inc.	93	11,664
Wyndham Hotels & Resorts, Inc.	375	23,006
Yum China Holdings, Inc. (China) (NYSE)	3,030	143,410
Yum China Holdings, Inc. (China) (XHKG)	150	7,120
Yum! Brands, Inc.	2,015	214,275
		2,038,598
Household Durables — 0.4%
Ariston Holding NV (Italy)	1,259	10,682
Cairn Homes PLC (Ireland)	18,721	15,219
Century Communities, Inc.	388	16,599
Fujitsu General Ltd. (Japan)	4,100	85,317
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	10,300	$46,694
Haier Smart Home Co. Ltd. (China) (Class H Stock)	8,600	26,170
Jason Furniture Hangzhou Co. Ltd. (China) (Class A Stock)	2,760	15,371
Legacy Housing Corp.*	783	13,428
Lifetime Brands, Inc.	1,237	8,374
MDC Holdings, Inc.	779	21,360
Midea Group Co. Ltd. (China) (Class A Stock)	6,400	44,067
Persimmon PLC (United Kingdom)	652	8,917
Rinnai Corp. (Japan)	100	7,186
Skyline Champion Corp.*	336	17,764
Sony Group Corp. (Japan)	900	57,973
Taylor Wimpey PLC (United Kingdom)	29,431	28,658
Tempur Sealy International, Inc.	676	16,319
		440,098
Household Products — 0.3%
Colgate-Palmolive Co.	623	43,766
Essity AB (Sweden) (Class B Stock)	3,119	61,621
Procter & Gamble Co. (The)	1,802	227,503
		332,890
Independent Power & Renewable Electricity Producers — 0.2%
Clearway Energy, Inc. (Class C Stock)	639	20,352
Electric Power Development Co. Ltd. (Japan)	1,600	22,627
NTPC Ltd. (India)	76,587	149,579
Vistra Corp.	1,133	23,793
		216,351
Industrial Conglomerates — 1.1%
CK Hutchison Holdings Ltd. (United Kingdom)	8,000	44,050
Fosun International Ltd. (China)	36,500	22,557
General Electric Co.	7,815	483,827
Hitachi Ltd. (Japan)	2,600	110,646
Honeywell International, Inc.	2,212	369,338
Siemens AG (Germany)	1,791	175,057
SM Investments Corp. (Philippines)	5,262	64,809
Smiths Group PLC (United Kingdom)	3,188	53,102
		1,323,386
Insurance — 3.3%
AIA Group Ltd. (Hong Kong)	27,400	228,130
Allstate Corp. (The)	282	35,117
American International Group, Inc.	2,395	113,715
Aon PLC (Class A Stock)	541	144,918
Arch Capital Group Ltd.*	820	37,343
Argo Group International Holdings Ltd.	463	8,917
AXA SA (France)	6,681	145,866
Axis Capital Holdings Ltd.	448	22,019
Chubb Ltd.	4,993	908,127
CNA Financial Corp.	262	9,668
CNO Financial Group, Inc.	1,541	27,692

A8

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Dai-ichi Life Holdings, Inc. (Japan)	1,100	$17,490
Definity Financial Corp. (Canada)	2,421	68,037
Direct Line Insurance Group PLC (United Kingdom)	15,251	31,465
eHealth, Inc.*	1,175	4,594
Fidelity National Financial, Inc.	363	13,141
First American Financial Corp.	331	15,259
Hartford Financial Services Group, Inc. (The)	2,495	154,540
HDFC Life Insurance Co. Ltd. (India), 144A	13,548	87,873
Kemper Corp.	296	12,213
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Spain)	6,717	6,334
Manulife Financial Corp. (Canada)	4,839	75,947
Markel Corp.*	19	20,600
Marsh & McLennan Cos., Inc.	2,216	330,827
MetLife, Inc.	2,769	168,300
Old Republic International Corp.	1,423	29,783
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	8,500	42,405
Progressive Corp. (The)	3,225	374,777
Prudential PLC (Hong Kong)	5,941	58,148
RenaissanceRe Holdings Ltd. (Bermuda)	120	16,847
Sampo OYJ (Finland) (Class A Stock)	2,828	120,732
Selective Insurance Group, Inc.	379	30,851
Sompo Holdings, Inc. (Japan)	1,600	64,018
Steadfast Group Ltd. (Australia)	9,076	26,987
Sun Life Financial, Inc. (Canada)	1,671	66,448
Travelers Cos., Inc. (The)	1,910	292,612
White Mountains Insurance Group Ltd.	19	24,757
Zurich Insurance Group AG (Switzerland)	248	98,865
		3,935,362
Interactive Media & Services — 2.6%
Alphabet, Inc. (Class A Stock)*	1,184	113,250
Alphabet, Inc. (Class C Stock)*	19,096	1,836,080
Baidu, Inc. (China), ADR*	961	112,908
Baltic Classifieds Group PLC (United Kingdom)	8,063	12,225
IAC, Inc.*	200	11,076
Info Edge India Ltd. (India)	186	8,742
JOYY, Inc. (China), ADR	832	21,632
Kanzhun Ltd. (China), ADR*(a)	3,485	58,827
Meta Platforms, Inc. (Class A Stock)*	2,551	346,120
NAVER Corp. (South Korea)	861	114,699
Pinterest, Inc. (Class A Stock)*	2,071	48,254
Rightmove PLC (United Kingdom)	4,690	25,021
Scout24 SE (Germany), 144A	230	11,525
Snap, Inc. (Class A Stock)*	1,667	16,370
Tencent Holdings Ltd. (China)	9,700	327,630
Vimeo, Inc.*	959	3,836
Yandex NV (Russia) (Class A Stock)*(a)^	696	—
Z Holdings Corp. (Japan)	25,800	68,387
Ziff Davis, Inc.*	247	16,915
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
ZoomInfo Technologies, Inc.*	583	$24,288
		3,177,785
Internet & Direct Marketing Retail — 1.8%
Alibaba Group Holding Ltd. (China)*	4,524	45,146
Alibaba Group Holding Ltd. (China), ADR*	3,009	240,690
Amazon.com, Inc.*	11,227	1,268,651
ASOS PLC (United Kingdom)*	2,630	16,540
Auction Technology Group PLC (United Kingdom)*	1,395	11,030
boohoo Group PLC (United Kingdom)*	14,899	5,973
DoorDash, Inc. (Class A Stock)*	862	42,626
FSN E-Commerce Ventures Ltd. (India)*	543	8,400
JD Health International, Inc. (China), 144A*	7,700	43,862
JD.com, Inc. (China) (Class A Stock)	1,507	38,019
Media Do Co. Ltd. (Japan)	400	5,001
Meituan (China) (Class B Stock), 144A*	4,100	86,167
MercadoLibre, Inc. (Brazil)*	89	73,672
Ozon Holdings PLC (Russia), ADR*(a)^	751	—
Pinduoduo, Inc. (China), ADR*	422	26,409
Prosus NV (China)*	4,646	241,716
Qurate Retail, Inc. (Class A Stock)	3,292	6,617
Stitch Fix, Inc. (Class A Stock)*	1,584	6,257
Victorian Plumbing Group PLC (United Kingdom)*	3,695	1,492
Wayfair, Inc. (Class A Stock)*	192	6,250
Zomato Ltd. (India)*	19,868	15,034
		2,189,552
IT Services — 2.8%
Accenture PLC (Class A Stock)	1,088	279,942
Adesso SE (Germany)	46	4,625
Adyen NV (Netherlands), 144A*	62	77,324
Affirm Holdings, Inc.*	1,072	20,111
Amadeus IT Group SA (Spain)*	1,829	84,797
Automatic Data Processing, Inc.	527	119,202
Block, Inc.*	1,419	78,031
Broadridge Financial Solutions, Inc.	1,047	151,103
CANCOM SE (Germany)	381	8,990
Capgemini SE (France)	325	52,033
CI&T, Inc. (Brazil) (Class A Stock)*	654	6,141
Cloudflare, Inc. (Class A Stock)*	370	20,465
CSG Systems International, Inc.	487	25,753
Edenred (France)	409	18,843
Euronet Worldwide, Inc.*	161	12,197
Fidelity National Information Services, Inc.	1,461	110,408
Fiserv, Inc.*	2,820	263,867
FleetCor Technologies, Inc.*	61	10,746
Fujitsu Ltd. (Japan)	800	87,722
GoDaddy, Inc. (Class A Stock)*	395	27,998
Indra Sistemas SA (Spain)	2,945	22,425
Infosys Ltd. (India)	3,700	63,426
Keywords Studios PLC (Ireland)	1,542	39,336

A9

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Majorel Group Luxembourg SA (Luxembourg)	1,006	$20,439
Mastercard, Inc. (Class A Stock)	1,211	344,336
MongoDB, Inc.*(a)	456	90,543
Nagarro SE (Germany)*	115	10,104
NET One Systems Co. Ltd. (Japan)	800	15,530
Network International Holdings PLC (United Arab Emirates), 144A*	15,050	50,428
NTT Data Corp. (Japan)	3,600	46,502
Okta, Inc.*	321	18,255
Payoneer Global, Inc.*	1,849	11,186
PayPal Holdings, Inc.*	397	34,170
Shopify, Inc. (Canada) (Class A Stock) (NYSE)*	2,501	67,377
Shopify, Inc. (Canada) (Class A Stock) (XTSE)*	679	18,281
Snowflake, Inc. (Class A Stock)*	734	124,751
SS&C Technologies Holdings, Inc.	318	15,184
Tata Consultancy Services Ltd. (India)	337	12,351
TELUS International CDA, Inc. (Philippines)*	1,823	47,721
Twilio, Inc. (Class A Stock)*	297	20,535
VeriSign, Inc.*	281	48,810
Visa, Inc. (Class A Stock)(a)	4,587	814,880
WEX, Inc.*	161	20,437
Wix.com Ltd. (Israel)*	199	15,568
		3,432,873
Leisure Products — 0.1%
BRP, Inc.	390	24,024
Brunswick Corp.	281	18,391
MIPS AB (Sweden)	265	7,867
Peloton Interactive, Inc. (Class A Stock)*	828	5,738
Polaris, Inc.(a)	177	16,930
Smith & Wesson Brands, Inc.	543	5,631
Spin Master Corp. (Canada), 144A	990	29,793
Thule Group AB (Sweden), 144A	1,303	25,943
YETI Holdings, Inc.*	206	5,875
		140,192
Life Sciences Tools & Services — 1.9%
10X Genomics, Inc. (Class A Stock)*	236	6,721
Adaptive Biotechnologies Corp.*	1,455	10,360
Agilent Technologies, Inc.	1,318	160,203
Avantor, Inc.*	962	18,855
Bruker Corp.	187	9,922
Danaher Corp.	3,483	899,624
Eurofins Scientific SE (Luxembourg)	601	35,678
Evotec SE (Germany)*	3,337	58,017
Lonza Group AG (Switzerland)	207	100,786
Olink Holding AB (Sweden), ADR*(a)	1,363	16,547
Oxford Nanopore Technologies PLC (United Kingdom)*	2,519	7,105
PerkinElmer, Inc.	633	76,169
PolyPeptide Group AG, 144A*	717	20,896
Repligen Corp.*	123	23,015
SKAN Group AG (Switzerland)	41	2,376
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Syneos Health, Inc.*	306	$14,428
Tecan Group AG (Switzerland)	23	7,890
Thermo Fisher Scientific, Inc.	1,367	693,329
West Pharmaceutical Services, Inc.	218	53,645
WuXi AppTec Co. Ltd. (China) (Class A Stock)	1,700	16,938
Wuxi Biologics Cayman, Inc. (China), 144A*	9,000	53,576
		2,286,080
Machinery — 1.4%
Aalberts NV (Netherlands)	386	12,589
AGCO Corp.	291	27,985
AgEagle Aerial Systems, Inc.*	7,018	3,261
Aida Engineering Ltd. (Japan)	1,500	8,505
Alfa Laval AB (Sweden)	660	16,366
Alstom SA (France)	2,168	35,069
Caterpillar, Inc.	593	97,299
Cummins, Inc.	544	110,709
Daimler Truck Holding AG (Germany)*	3,423	77,385
Deere & Co.	153	51,085
Epiroc AB (Sweden) (Class A Stock)	3,606	51,586
Epiroc AB (Sweden) (Class B Stock)	1,563	19,709
Esab Corp.	288	9,608
ESCO Technologies, Inc.	135	9,914
Fluidra SA (Spain)	4,789	71,811
Fujitec Co. Ltd. (Japan)	600	12,069
GEA Group AG (Germany)	1,269	41,069
Graco, Inc.	156	9,352
GVS SpA (Italy), 144A*	1,651	9,642
Illinois Tool Works, Inc.(a)	640	115,616
Impro Precision Industries Ltd., 144A	32,000	7,982
Ingersoll Rand, Inc.	987	42,698
Knorr-Bremse AG (Germany)	459	19,711
Lincoln Electric Holdings, Inc.	215	27,030
Manitex International, Inc.*	1,552	8,893
METAWATER Co. Ltd. (Japan)	1,000	13,090
Metso Outotec OYJ (Finland)	11,947	79,227
Middleby Corp. (The)*	640	82,029
Mueller Water Products, Inc. (Class A Stock)	1,259	12,930
Norma Group SE (Germany)	369	4,970
NSK Ltd. (Japan)	7,700	37,763
Obara Group, Inc. (Japan)	900	20,000
Oshkosh Corp.	199	13,988
Otis Worldwide Corp.	963	61,439
RBC Bearings, Inc.*(a)	163	33,873
Rotork PLC (United Kingdom)	7,502	19,469
Sandvik AB (Sweden)	4,780	65,159
Shenzhen Inovance Technology Co. Ltd. (China) (Class A Stock)	9,879	79,365
Spirax-Sarco Engineering PLC (United Kingdom)	182	20,921
Stanley Black & Decker, Inc.	387	29,106
Takeuchi Manufacturing Co. Ltd. (Japan)	700	12,921
Takuma Co. Ltd. (Japan)	1,000	8,575
Timken Co. (The)	294	17,358

A10

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Toro Co. (The)	329	$28,452
Trelleborg AB (Sweden) (Class B Stock)	620	11,632
Trinity Industries, Inc.	908	19,386
Valmet OYJ (Finland)	421	8,511
Weir Group PLC (The) (United Kingdom)	6,018	93,166
Yangzijiang Shipbuilding Holdings Ltd. (China)	73,700	52,615
Zhejiang Sanhua Intelligent Controls Co. Ltd. (China) (Class A Stock)	8,100	27,822
		1,750,710
Media — 0.3%
Ascential PLC (United Kingdom)*	16,808	38,258
Cardlytics, Inc.*	290	2,726
Comcast Corp. (Class A Stock)	1,452	42,587
Informa PLC (United Kingdom)	6,715	38,382
Liberty Broadband Corp. (Class A Stock)*	126	9,400
Liberty Broadband Corp. (Class C Stock)*	320	23,616
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	283	10,774
Nexstar Media Group, Inc.	31	5,172
oOh!media Ltd. (Australia)	11,295	8,826
Scholastic Corp.	336	10,335
Sirius XM Holdings, Inc.	1,872	10,689
Trade Desk, Inc. (The) (Class A Stock)*	920	54,970
WPP PLC (United Kingdom)	8,082	66,719
YouGov PLC (United Kingdom)	3,134	30,728
		353,182
Metals & Mining — 2.1%
Alrosa PJSC (Russia)^	42,730	—
BHP Group Ltd. (Australia) (XASX)	17,534	435,863
BHP Group Ltd. (Australia) (XLON)	3,475	86,532
BlueScope Steel Ltd. (Australia)	4,321	41,964
Boliden AB (Sweden)	4,614	142,554
Central Asia Metals PLC (United Kingdom)	11,891	28,774
Cleveland-Cliffs, Inc.*	1,089	14,669
Coeur Mining, Inc.*	2,878	9,843
ERO Copper Corp. (Brazil)*	854	9,440
Franco-Nevada Corp. (Canada)	429	51,243
Gold Resource Corp.	6,108	10,078
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	21,405	72,294
Hecla Mining Co.	3,346	13,183
IGO Ltd. (Australia)	6,456	56,790
Impala Platinum Holdings Ltd. (South Africa)	520	4,835
K92 Mining, Inc. (Canada)*	21,611	123,594
Kaiser Aluminum Corp.	118	7,239
Karora Resources, Inc. (Canada)*	13,704	28,274
Mitsui Mining & Smelting Co. Ltd. (Japan)	800	16,785
MMC Norilsk Nickel PJSC (Russia)^	165	—
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Newmont Corp.	18	$757
Nippon Steel Corp. (Japan)	6,200	86,045
Norsk Hydro ASA (Norway)	6,120	32,840
Northern Star Resources Ltd. (Australia)	15,952	79,876
Nucor Corp.	854	91,370
Orla Mining Ltd. (Canada)*	5,453	17,804
OZ Minerals Ltd. (Australia)	2,069	34,228
Perseus Mining Ltd. (Australia)	52,451	51,026
Polyus PJSC (Russia)^	157	—
POSCO Holdings, Inc. (South Korea)	291	42,448
Reliance Steel & Aluminum Co.	1,030	179,642
Rhyolite Resources Ltd. (Canada)*	11,936	1,966
Rio Tinto Ltd. (Australia)	936	56,621
Rio Tinto PLC (Australia)	2,824	152,795
Royal Gold, Inc.	103	9,663
Sibanye Stillwater Ltd. (South Africa)	4,575	10,502
South32 Ltd. (Australia)	44,002	104,457
Southern Copper Corp. (Peru)	1,679	75,286
Steel Dynamics, Inc.	1,717	121,821
Tietto Minerals Ltd. (Australia)*	78,222	21,561
United States Steel Corp.	750	13,590
Vale SA (Brazil)	3,829	51,235
Victoria Gold Corp. (Canada)*	4,435	26,295
Wesdome Gold Mines Ltd. (Canada)*	14,832	100,287
Wheaton Precious Metals Corp. (Brazil)	789	25,549
		2,541,618
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	1,766	14,869
Annaly Capital Management, Inc.	875	15,015
Apollo Commercial Real Estate Finance, Inc.	1,703	14,135
Cherry Hill Mortgage Investment Corp.	2,114	10,380
Ellington Residential Mortgage REIT	2,375	14,654
Two Harbors Investment Corp.	3,703	12,294
		81,347
Multiline Retail — 0.5%
Dollar General Corp.	2,283	547,600
Kohl’s Corp.	382	9,607
Next PLC (United Kingdom)	718	38,109
Pan Pacific International Holdings Corp. (Japan)	2,600	45,866
Ryohin Keikaku Co. Ltd. (Japan)	1,100	9,204
V-Mart Retail Ltd. (India)	260	8,945
		659,331
Multi-Utilities — 1.2%
Ameren Corp.	3,227	259,935
CMS Energy Corp.	2,174	126,614
Dominion Energy, Inc.	5,979	413,209
DTE Energy Co.	776	89,279
Engie SA (France)	7,604	87,521
NiSource, Inc.	1,891	47,634
NorthWestern Corp.	361	17,790

A11

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
Sempra Energy	1,979	$296,731
WEC Energy Group, Inc.	1,238	110,714
		1,449,427
Oil, Gas & Consumable Fuels — 2.8%
Aker BP ASA (Norway)	1,125	32,293
Arch Resources, Inc.	129	15,299
Canadian Natural Resources Ltd. (Canada)	495	23,042
Cheniere Energy, Inc.	698	115,805
Chevron Corp.	667	95,828
ConocoPhillips	1,588	162,516
Devon Energy Corp.	1,372	82,498
EOG Resources, Inc.	2,936	328,039
Equinor ASA (Norway)	2,754	90,823
Equitrans Midstream Corp.	6,198	46,361
Exxon Mobil Corp.	7,629	666,088
Galp Energia SGPS SA (Portugal)	19,877	191,244
Gazprom PJSC (Russia)*^	11,498	—
Gevo, Inc.*	1,636	3,730
Hess Corp.	987	107,573
Magnolia Oil & Gas Corp. (Class A Stock)(a)	2,829	56,042
Murphy Oil Corp.	744	26,166
NAC Kazatomprom JSC (Kazakhstan), GDR	1,283	31,987
Ovintiv, Inc.	805	37,030
PDC Energy, Inc.	556	32,131
Petronet LNG Ltd. (India)	7,232	17,683
Pioneer Natural Resources Co.	379	82,065
Reliance Industries Ltd. (India)	2,253	65,387
Shell PLC (Netherlands)	7,358	182,537
SM Energy Co.	632	23,770
Targa Resources Corp.	765	46,160
TC Energy Corp. (Canada) (NYSE)	3,634	146,414
TC Energy Corp. (Canada) (TSX)	1,208	48,658
TotalEnergies SE (France)	12,640	593,000
Valero Energy Corp.	202	21,584
Williams Cos., Inc. (The)	1,816	51,992
World Fuel Services Corp.	608	14,252
		3,437,997
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	336	17,200
Mercer International, Inc. (Germany)	1,525	18,758
Mondi PLC (Austria)	2,211	33,966
Suzano SA (Brazil)	5,991	49,611
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	1,305	16,558
UPM-Kymmene OYJ (Finland)	934	29,640
West Fraser Timber Co. Ltd. (Canada)	125	9,043
		174,776
Personal Products — 0.3%
Beiersdorf AG (Germany)	294	28,889
BellRing Brands, Inc.*	734	15,128
Haleon PLC (United Kingdom), ADR*	3,530	21,498
	Shares	Value
Common Stocks (continued)
Personal Products (cont’d.)
Hindustan Unilever Ltd. (India)	734	$24,207
LG H&H Co. Ltd. (South Korea)	65	28,491
Olaplex Holdings, Inc.*(a)	2,912	27,809
Unilever PLC (United Kingdom) (TSX)	2,842	124,877
Unilever PLC (United Kingdom) (XAMS)	3,238	142,525
USANA Health Sciences, Inc.*	180	10,089
		423,513
Pharmaceuticals — 3.3%
Aerie Pharmaceuticals, Inc.*	579	8,760
Arvinas, Inc.*	168	7,474
Astellas Pharma, Inc. (Japan)	6,700	88,757
AstraZeneca PLC (United Kingdom), ADR	16,660	913,634
Bayer AG (Germany)	3,269	150,618
Chugai Pharmaceutical Co. Ltd. (Japan)	3,300	82,444
Corcept Therapeutics, Inc.*	563	14,435
Daiichi Sankyo Co. Ltd. (Japan)	3,600	100,623
Dechra Pharmaceuticals PLC (United Kingdom)	513	14,898
Durect Corp.*	13,867	8,018
Elanco Animal Health, Inc.*	1,350	16,754
Eli Lilly & Co.	1,801	582,353
GSK PLC, ADR	2,824	83,110
Johnson & Johnson	4,177	682,355
Laboratorios Farmaceuticos Rovi SA (Spain)	697	29,954
Lipocine, Inc.*	10,062	4,528
Novartis AG (Switzerland)	1,648	125,639
Otsuka Holdings Co. Ltd. (Japan)	5,400	170,990
Reata Pharmaceuticals, Inc. (Class A Stock)*	224	5,629
Roche Holding AG	996	324,231
Royalty Pharma PLC (Class A Stock)	587	23,586
Sanofi (France)	1,961	149,323
Sanofi (France), ADR	2,383	90,602
Supernus Pharmaceuticals, Inc.*	590	19,972
Takeda Pharmaceutical Co. Ltd. (Japan)	1,900	49,339
Torrent Pharmaceuticals Ltd. (India)	1,475	28,122
Zoetis, Inc.	1,785	264,698
		4,040,846
Professional Services — 0.5%
ALS Ltd. (Australia)	9,435	61,129
Booz Allen Hamilton Holding Corp.	354	32,692
DKSH Holding AG (Switzerland)	369	26,774
Equifax, Inc.	331	56,743
FTI Consulting, Inc.*	178	29,496
HeadHunter Group PLC (Russia), ADR^	508	—
Huron Consulting Group, Inc.*	384	25,440
Insperity, Inc.	192	19,601
Korn Ferry	427	20,048
ManpowerGroup, Inc.	216	13,973
Outsourcing, Inc. (Japan)	4,900	37,040

A12

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Persol Holdings Co. Ltd. (Japan)	5,700	$105,441
Pony Testing International Group Co. Ltd. (China) (Class A Stock)	2,700	13,188
TeamLease Services Ltd. (India)*	343	12,618
Teleperformance (France)	180	45,663
TransUnion	697	41,465
Upwork, Inc.*	520	7,082
		548,393
Real Estate Management & Development — 0.6%
Aedas Homes SA (Spain), 144A	815	11,587
Altus Group Ltd. (Canada)	531	17,214
Anywhere Real Estate, Inc.*	880	7,137
China Overseas Land & Investment Ltd. (China)	24,500	63,737
China Resources Mixc Lifestyle Services Ltd. (China), 144A	20,400	77,863
Corp Inmobiliaria Vesta SAB de CV (Mexico)	1,671	3,118
Country Garden Services Holdings Co. Ltd. (China)	9,000	13,140
eXp World Holdings, Inc.	449	5,033
Fabege AB (Sweden)	1,661	11,283
Hongkong Land Holdings Ltd. (Hong Kong)	14,900	65,471
Howard Hughes Corp. (The)*	167	9,250
Jones Lang LaSalle, Inc.*	79	11,935
Katitas Co. Ltd. (Japan)	500	11,132
KE Holdings, Inc. (China), ADR*	500	8,760
Kojamo OYJ (Finland)	3,278	42,217
Mitsubishi Estate Co. Ltd. (Japan)	3,700	48,752
Mitsui Fudosan Co. Ltd. (Japan)	6,000	114,300
Nexity SA (France)	504	10,232
Opendoor Technologies, Inc.*(a)	3,597	11,187
Redfin Corp.*	617	3,603
Shurgard Self Storage SA (Belgium)	411	16,709
Sun Hung Kai Properties Ltd. (Hong Kong)	2,500	27,591
Tokyo Tatemono Co. Ltd. (Japan)	3,000	42,685
Vonovia SE (Germany)	809	17,460
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	6,000	27,200
Zillow Group, Inc. (Class A Stock)*	86	2,462
Zillow Group, Inc. (Class C Stock)*	300	8,583
		689,641
Road & Rail — 0.8%
Avis Budget Group, Inc.*	92	13,658
Canadian Pacific Railway Ltd. (Canada)(a)	2,270	151,454
CSX Corp.	6,315	168,232
J.B. Hunt Transport Services, Inc.	534	83,528
Landstar System, Inc.	102	14,726
Localiza Rent a Car SA (Brazil)	3,800	42,907
Lyft, Inc. (Class A Stock)*	605	7,968
National Express Group PLC (United Kingdom)*	7,139	13,347
Norfolk Southern Corp.	256	53,670
	Shares	Value
Common Stocks (continued)
Road & Rail (cont’d.)
Old Dominion Freight Line, Inc.	335	$83,338
PAM Transportation Services, Inc.*	324	10,031
Ryder System, Inc.	224	16,910
Saia, Inc.*	261	49,590
Sankyu, Inc. (Japan)	300	8,712
Uber Technologies, Inc.*	2,627	69,616
Union Pacific Corp.	1,024	199,496
XPO Logistics, Inc.*	279	12,421
		999,604
Semiconductors & Semiconductor Equipment — 2.7%
Advanced Micro Devices, Inc.*	1,794	113,668
AIXTRON SE (Germany)	536	12,893
ams-OSRAM AG (Austria)*	1,585	9,866
Analog Devices, Inc.	123	17,139
Applied Materials, Inc.	829	67,920
ASML Holding NV (Netherlands) (XAMS)	667	276,324
ASML Holding NV (Netherlands) (XNGS)	327	135,819
Broadcom, Inc.	268	118,995
Cirrus Logic, Inc.*	315	21,672
Disco Corp. (Japan)	300	66,136
Entegris, Inc.	465	38,604
Infineon Technologies AG (Germany)	2,079	45,497
IQE PLC (United Kingdom)*	40,117	15,149
KLA Corp.	1,086	328,656
Lattice Semiconductor Corp.*	361	17,765
Marvell Technology, Inc.	2,743	117,702
MediaTek, Inc. (Taiwan)	1,000	17,256
Microchip Technology, Inc.	1,333	81,353
MKS Instruments, Inc.	171	14,131
Monolithic Power Systems, Inc.	140	50,876
NVIDIA Corp.	2,048	248,607
NXP Semiconductors NV (China)	246	36,287
QUALCOMM, Inc.	1,527	172,520
QuickLogic Corp.*	1,657	10,721
Silergy Corp. (China)	2,000	26,084
Silicon Laboratories, Inc.*	92	11,357
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	49,000	649,514
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	503	34,486
Texas Instruments, Inc.	2,218	343,302
Tokyo Electron Ltd. (Japan)	200	49,279
Ultra Clean Holdings, Inc.*	614	15,811
Universal Display Corp.	126	11,888
Vanguard International Semiconductor Corp. (Taiwan)	8,000	16,207
Wolfspeed, Inc.*	311	32,145
		3,225,629
Software — 4.2%
Asana, Inc. (Class A Stock)*	312	6,936
Aspen Technology, Inc.*	111	26,440
Atlassian Corp. PLC (Class A Stock)*	512	107,822
AudioEye, Inc.*	1,228	6,766
Avalara, Inc.*	172	15,790

A13

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Bill.com Holdings, Inc.*	692	$91,600
Black Knight, Inc.*	251	16,247
Bytes Technology Group PLC (United Kingdom)	3,096	14,446
CCC Intelligent Solutions Holdings, Inc.*	1,314	11,957
Cerence, Inc.*	215	3,386
Ceridian HCM Holding, Inc.*	339	18,943
Confluent, Inc. (Class A Stock)*	523	12,432
Consensus Cloud Solutions, Inc.*	252	11,920
Constellation Software, Inc. (Canada)	65	90,445
Coupa Software, Inc.*	178	10,466
Crowdstrike Holdings, Inc. (Class A Stock)*	554	91,305
Datadog, Inc. (Class A Stock)*	758	67,295
Descartes Systems Group, Inc. (The) (Canada) (TSX)*	541	34,351
Descartes Systems Group, Inc. (The) (Canada) (XNGS)*	493	31,320
Digital Turbine, Inc.*	248	3,574
DocuSign, Inc.*	352	18,821
Dropbox, Inc. (Class A Stock)*	941	19,498
Dynatrace, Inc.*	332	11,557
Envestnet, Inc.*	237	10,523
Esker SA (France)	87	9,859
Everbridge, Inc.*	266	8,214
Fair Isaac Corp.*	54	22,249
FD Technologies PLC (United Kingdom)*	837	13,256
Five9, Inc.*	307	23,019
Fortinet, Inc.*	530	26,039
Fukui Computer Holdings, Inc. (Japan)	400	9,352
Glodon Co. Ltd. (China) (Class A Stock)	2,400	15,307
Guidewire Software, Inc.*	206	12,685
HashiCorp, Inc. (Class A Stock)*	133	4,281
HubSpot, Inc.*	107	28,903
Hundsun Technologies, Inc. (China) (Class A Stock)	9,274	43,830
Intuit, Inc.	600	232,392
Kingdee International Software Group Co. Ltd. (China)*	17,000	22,157
LiveRamp Holdings, Inc.*	383	6,955
Manhattan Associates, Inc.*	209	27,803
Microsoft Corp.	10,965	2,553,748
MicroStrategy, Inc. (Class A Stock)*	26	5,519
NCR Corp.*	631	11,995
New Relic, Inc.*	280	16,066
Nutanix, Inc. (Class A Stock)*	575	11,977
Palantir Technologies, Inc. (Class A Stock)*	2,536	20,618
Palo Alto Networks, Inc.*	549	89,921
Paycom Software, Inc.*	39	12,870
Paylocity Holding Corp.*	110	26,574
RingCentral, Inc. (Class A Stock)*	189	7,552
Roper Technologies, Inc.	855	307,492
Salesforce, Inc.*	351	50,488
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Sangfor Technologies, Inc. (China) (Class A Stock)	600	$8,377
ServiceNow, Inc.*	654	246,957
Smartsheet, Inc. (Class A Stock)*	337	11,579
Splunk, Inc.*	335	25,192
Synopsys, Inc.*	636	194,304
UiPath, Inc. (Class A Stock)*	426	5,372
Unity Software, Inc.*(a)	341	10,864
Veritone, Inc.*	777	4,375
VMware, Inc. (Class A Stock)	260	27,680
Workday, Inc. (Class A Stock)*	437	66,520
Workiva, Inc.*	482	37,500
Xero Ltd. (New Zealand)*	270	12,495
Zendesk, Inc.*	190	14,459
Zoom Video Communications, Inc. (Class A Stock)*	385	28,332
Zscaler, Inc.*	150	24,656
		5,073,623
Specialty Retail — 1.1%
Aritzia, Inc. (Canada)*	715	23,494
Auto1 Group SE (Germany), 144A*	391	2,445
AutoZone, Inc.*	13	27,845
Best Buy Co., Inc.	436	27,616
Burlington Stores, Inc.*	470	52,588
Carvana Co.*(a)	1,900	38,570
Dick’s Sporting Goods, Inc.	176	18,417
Five Below, Inc.*	169	23,266
Floor & Decor Holdings, Inc. (Class A Stock)*	518	36,395
GameStop Corp. (Class A Stock)*	308	7,740
Grupo SBF SA (Brazil)	4,700	17,513
Hikari Tsushin, Inc. (Japan)	500	58,735
Home Depot, Inc. (The)	914	252,209
MYT Netherlands Parent BV (Germany), ADR*	646	7,442
National Vision Holdings, Inc.*	476	15,541
Nextage Co. Ltd. (Japan)	1,600	34,704
O’Reilly Automotive, Inc.*	30	21,100
RH*	72	17,717
Ross Stores, Inc.	4,084	344,159
TJX Cos., Inc. (The)	1,807	112,251
Tractor Supply Co.	316	58,738
Valora Holding AG (Switzerland)*	107	28,195
Watches of Switzerland Group PLC (United Kingdom), 144A*	2,668	19,719
Yellow Hat Ltd. (Japan)	1,600	19,833
Zhongsheng Group Holdings Ltd. (China)	20,500	81,289
Zumiez, Inc.*	500	10,765
		1,358,286
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	14,068	1,944,198
Dell Technologies, Inc. (Class C Stock)	455	15,547
Pure Storage, Inc. (Class A Stock)*	894	24,469

A14

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Samsung Electronics Co. Ltd. (South Korea)	8,878	$325,993
		2,310,207
Textiles, Apparel & Luxury Goods — 0.7%
Asics Corp. (Japan)	2,000	31,852
Burberry Group PLC (United Kingdom)	5,276	105,391
Capri Holdings Ltd.*	360	13,838
Carter’s, Inc.(a)	154	10,092
Crocs, Inc.*	113	7,759
Deckers Outdoor Corp.*	53	16,568
Dr. Martens PLC (United Kingdom)	5,286	12,951
Ermenegildo Zegna Holditalia SpA (Italy)	4,886	52,524
EssilorLuxottica SA (France)	994	135,107
Forward Industries, Inc.*	7,111	9,458
Kering SA (France)	186	82,500
Li Ning Co. Ltd. (China)	3,000	22,764
Lululemon Athletica, Inc.*	575	160,747
LVMH Moet Hennessy Louis Vuitton SE (France)	65	38,322
NIKE, Inc. (Class B Stock)	1,497	124,431
Skechers USA, Inc. (Class A Stock)*	549	17,414
Wolverine World Wide, Inc.	699	10,758
		852,476
Thrifts & Mortgage Finance — 0.1%
Aruhi Corp. (Japan)	1,000	9,521
Home Federal Bancorp, Inc.	1,377	25,777
MGIC Investment Corp.	1,606	20,589
New York Community Bancorp, Inc.	1,490	12,710
Waterstone Financial, Inc.	1,245	20,119
WSFS Financial Corp.	475	22,069
		110,785
Tobacco — 0.6%
British American Tobacco PLC (United Kingdom)	1,662	59,595
Imperial Brands PLC (United Kingdom)	3,947	81,162
Philip Morris International, Inc.	7,440	617,594
		758,351
Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)*	1,260	53,336
Air Lease Corp.	484	15,009
Ashtead Group PLC (United Kingdom)	1,430	64,221
Beacon Roofing Supply, Inc.*	262	14,337
Beijer Ref AB (Sweden)	797	9,800
Bossard Holding AG (Switzerland) (Class A Stock)	36	6,128
Diploma PLC (United Kingdom)	192	4,933
Hanwa Co. Ltd. (Japan)	1,300	30,789
Herc Holdings, Inc.	165	17,140
IMCD NV (Netherlands)	226	26,795
Richelieu Hardware Ltd. (Canada)	167	4,634
SiteOne Landscape Supply, Inc.*	263	27,389
Sumitomo Corp. (Japan)	4,000	49,418
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Toromont Industries Ltd. (Canada)	841	$58,545
Watsco, Inc.	101	26,003
		408,477
Transportation Infrastructure — 0.0%
Airports of Thailand PCL (Thailand)*	4,400	8,428
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	165	32,368
		40,796
Water Utilities — 0.0%
American States Water Co.	113	8,808
California Water Service Group	166	8,747
York Water Co. (The)	315	12,105
		29,660
Wireless Telecommunication Services — 0.2%
Millicom International Cellular SA (Colombia), SDR*	2,282	26,209
T-Mobile US, Inc.*	1,370	183,813
Vodafone Group PLC (United Kingdom)	50,987	57,065
		267,087

Total Common Stocks (cost $99,137,356)		87,639,184
Preferred Stocks — 0.2%
Automobiles — 0.2%
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)*	1,470	118,856
Volkswagen AG (Germany) (PRFC)	434	53,031
		171,887
Electric Utilities — 0.0%
NextEra Energy, Inc., CVT, 5.279%, Maturing 03/01/23	810	40,322
Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	122	42,200
Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	28,389	15,209

Total Preferred Stocks (cost $277,584)		269,618

Units
Rights* — 0.0%
Road & Rail
Localiza Rent a Car SA (Brazil)	12	23
(cost $0)

	Shares
Unaffiliated Funds** — 9.5%
T. Rowe Price Emerging Markets Bond Fund, (Investor Class)	482,416	3,748,370
T. Rowe Price Institutional Floating Rate Fund, (Institutional Shares)	481,151	4,368,854

A15

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Unaffiliated Funds** (continued)
T. Rowe Price Institutional High Yield Fund, (Institutional Shares)	464,831	$3,332,837

Total Unaffiliated Funds (cost $13,829,443)		11,450,061

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.2%
Automobiles — 0.2%
AmeriCredit Automobile Receivables Trust,
Series 2020-01, Class C
1.590%	10/20/25	25	24,238
Series 2020-03, Class C
1.060%	08/18/26	15	14,108
Series 2021-02, Class D
1.290%	06/18/27	10	9,010
CarMax Auto Owner Trust,
Series 2020-01, Class B
2.210%	09/15/25	15	14,495
Series 2021-01, Class D
1.280%	07/15/27	10	8,817
Series 2022-02, Class C
4.260%	12/15/27	25	23,942
Carvana Auto Receivables Trust,
Series 2021-P04, Class C
2.330%	02/10/28	25	21,011
Drive Auto Receivables Trust,
Series 2020-01, Class C
2.360%	03/16/26	3	3,172
Exeter Automobile Receivables Trust,
Series 2021-01A, Class C
0.740%	01/15/26	15	14,707
Series 2021-02A, Class C
0.980%	06/15/26	10	9,632
Series 2021-04A, Class C
1.460%	10/15/27	20	18,803
Series 2022-02A, Class C
3.850%	07/17/28	15	14,401
Ford Credit Auto Lease Trust,
Series 2022-A, Class C
4.180%	10/15/25	25	24,422
GM Financial Automobile Leasing Trust,
Series 2022-02, Class C
4.330%	05/20/26	25	24,437
Santander Drive Auto Receivables Trust,
Series 2022-03, Class C
4.490%	08/15/29	25	24,176
			249,371
Credit Cards — 0.0%
Synchrony Credit Card Master Note Trust,
Series 2017-02, Class A
2.620%	10/15/25	10	9,998
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Equipment — 0.0%
CNH Equipment Trust,
Series 2019-C, Class B
2.350%	04/15/27	20	$19,480
Other — 0.0%
ServiceMaster Funding LLC,
Series 2021-01, Class A2I, 144A
2.865%	07/30/51	25	19,815

Total Asset-Backed Securities (cost $317,206)			298,664
Commercial Mortgage-Backed Securities — 0.3%
BANK,
Series 2017-BNK08, Class B
4.056%(cc)	11/15/50	15	13,309
Barclays Commercial Mortgage Securities Trust,
Series 2019-BWAY, Class D, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
4.978%(c)	11/15/34	10	8,975
Series 2020-BID, Class A, 144A, 1 Month LIBOR + 2.140% (Cap N/A, Floor 2.140%)
4.958%(c)	10/15/37	20	19,698
BX Trust,
Series 2022-IND, Class C, 144A, 1 Month SOFR + 2.290% (Cap N/A, Floor 2.290%)
5.212%(c)	04/15/37	25	23,654
CD Mortgage Trust,
Series 2016-CD02, Class A4
3.526%(cc)	11/10/49	10	9,312
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58	10	9,561
Commercial Mortgage Trust,
Series 2014-CR18, Class A5
3.828%	07/15/47	25	24,372
Series 2014-UBS02, Class A5
3.961%	03/10/47	25	24,519
Series 2015-CR23, Class A3
3.230%	05/10/48	25	23,869
Series 2015-CR23, Class AM
3.801%	05/10/48	25	23,568
Series 2015-CR24, Class A5
3.696%	08/10/48	10	9,583
Series 2015-CR27, Class A3
3.349%	10/10/48	24	23,015
Series 2015-LC21, Class A4
3.708%	07/10/48	10	9,585
FHLMC Multifamily Structured Pass-Through Certificates,
Series K068, Class A1
2.952%	02/25/27	7	6,708
Great Wolf Trust,
Series 2019-WOLF, Class A, 144A, 1 Month LIBOR + 1.034% (Cap N/A, Floor 1.034%)
3.852%(c)	12/15/36	10	9,673
Series 2019-WOLF, Class C, 144A, 1 Month LIBOR + 1.633% (Cap N/A, Floor 1.633%)
4.451%(c)	12/15/36	10	9,535

A16

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust,
Series 2015-GC32, Class A4
3.764%	07/10/48	10	$9,581
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	10	9,349
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A5
3.822%	07/15/48	10	9,618
MHC Trust,
Series 2021-MHC02, Class D, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
4.318%(c)	05/15/38	15	14,173
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(cc)	08/15/47	10	9,600
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	10	9,439
Series 2015-C27, Class AS
4.068%	12/15/47	15	14,101
Morgan Stanley Capital I Trust,
Series 2018-H04, Class A4
4.310%	12/15/51	10	9,348
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36	10	8,646
NYO Commercial Mortgage Trust,
Series 2021-1290, Class C, 144A, 1 Month LIBOR + 1.995% (Cap N/A, Floor 1.995%)
4.813%(c)	11/15/38	20	18,506
SFO Commercial Mortgage Trust,
Series 2021-555, Class B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
4.318%(c)	05/15/38	10	9,348
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	9,526
Series 2015-NXS02, Class A5
3.767%(cc)	07/15/58	10	9,561

Total Commercial Mortgage-Backed Securities (cost $417,011)			389,732
Corporate Bonds — 2.5%
Advertising — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	10	9,475
3.650%	11/01/24	5	4,859
			14,334
Aerospace & Defense — 0.0%
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	9,117
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines — 0.0%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	3	$2,555
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	22	18,022
United Airlines 2018-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	09/01/31	24	18,789
			39,366
Auto Manufacturers — 0.0%
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	4,816
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.900%	11/08/24	20	18,442
			23,258
Banks — 0.4%
Bank of America Corp.,
Sr. Unsec’d. Notes
0.976%(ff)	04/22/25	25	23,238
2.592%(ff)	04/29/31	50	39,722
Sr. Unsec’d. Notes, MTN
4.244%(ff)	04/24/38	20	16,490
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.650%	03/08/27	35	31,252
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.887%(ff)	01/10/28	35	32,238
Sub. Notes
4.450%	09/29/27	10	9,276
4.600%	03/09/26	10	9,669
Fifth Third Bancorp,
Sr. Unsec’d. Notes
1.625%	05/05/23	15	14,739
Sub. Notes
4.300%	01/16/24	10	9,900
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.650%(ff)	10/21/32	35	26,816
3.500%	01/23/25	15	14,417
3.850%	01/26/27	10	9,323
Sub. Notes
5.150%	05/22/45	5	4,170
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.882%(ff)	07/24/38	20	15,690
Sub. Notes
2.956%(ff)	05/13/31	15	11,922
3.375%	05/01/23	50	49,696
5.717%(ff)	09/14/33	20	18,897

A17

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.250%	04/06/27	25	$21,690
M&T Bank Corp.,
Sr. Unsec’d. Notes
3.550%	07/26/23	25	24,817
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	15	14,959
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26	25	22,939
3.971%(ff)	07/22/38	15	11,964
4.300%	01/27/45	5	3,969
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25	35	31,492
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30	10	7,826
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	50	45,709
			522,820
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	10	8,667
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	25	22,306
			30,973
Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	40	31,618
Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	2	1,996
Chemicals — 0.0%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25	5	4,548
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/27	5	4,652
			9,200
Commercial Services — 0.1%
George Washington University (The),
Unsec’d. Notes, Series 2014
4.300%	09/15/44	5	4,254
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50	20	$13,469
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24	30	28,660
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30	10	8,425
3.500%	03/16/23	5	4,966
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	5	4,763
			64,537
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	05/11/30	15	12,052
3.200%	05/13/25	25	24,224
			36,276
Diversified Financial Services — 0.1%
Air Lease Corp.,
Sr. Unsec’d. Notes
2.200%	01/15/27	5	4,226
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	5	4,732
5.250%	05/15/24	20	19,406
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23	25	24,906
3.650%	05/11/27	20	18,349
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	4,780
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	5	4,734
			81,133
Electric — 0.1%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	7,986
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	15	11,233
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	5	4,525
Sr. Unsec’d. Notes, Series N
3.800%	12/01/23	10	9,865

A18

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	25	$23,534
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	10	11,022
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	9,679
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	8,308
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32	25	19,431
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	10	8,106
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25	20	19,046
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	10	9,526
			142,261
Electronics — 0.0%
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.550%	10/30/24	15	14,787
Entertainment — 0.0%
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42	35	26,197
Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	15	14,335
3.375%	11/15/27	5	4,577
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.200%	06/01/32	20	16,764
			35,676
Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	10	9,207
3.950%	03/30/48	15	11,139
Southern Co. Gas Capital Corp.,
Gtd. Notes
0.125%	09/15/32	30	28,686
			49,032
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28	20	$16,740
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.915%	02/01/27	25	21,696
			38,436
Healthcare-Services — 0.2%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	4,660
Banner Health,
Unsec’d. Notes
1.897%	01/01/31	5	3,864
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	22,237
CommonSpirit Health,
Sec’d. Notes
2.950%	11/01/22	10	9,977
Sr. Sec’d. Notes
2.760%	10/01/24	15	14,284
2.782%	10/01/30	5	3,985
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	15	12,929
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	20	16,579
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	20	17,625
Gtd. Notes, 144A
4.375%	03/15/42	10	7,488
Humana, Inc.,
Sr. Unsec’d. Notes
3.700%	03/23/29	15	13,449
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	12,483
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49	20	14,701
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	4,214
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	10	8,067
3.750%	07/15/25	5	4,869
			171,411

A19

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	30	$26,181
Aon Corp.,
Gtd. Notes
2.200%	11/15/22	15	14,959
Aon Corp./Aon Global Holdings PLC,
Gtd. Notes
5.000%	09/12/32	25	23,971
Aon Global Ltd.,
Gtd. Notes
3.875%	12/15/25	5	4,809
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52	50	38,394
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	15	14,899
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
4.400%	04/05/52	35	26,742
Jackson Financial, Inc.,
Sr. Unsec’d. Notes
1.125%	11/22/23	20	19,093
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	10	7,916
3.300%	03/14/23	5	4,972
3.500%	06/03/24	10	9,768
4.350%	01/30/47	5	4,093
New York Life Global Funding,
Sec’d. Notes, 144A
1.100%	05/05/23	5	4,910
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	20	15,649
3.400%	05/15/25	10	9,584
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	20	16,405
			242,345
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	5	4,846
3.875%	08/22/37	10	8,707
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	5	4,851
			18,404
Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30	10	8,220
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel (cont’d.)
3.950%	05/01/28	15	$13,840
			22,060
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/27	15	14,488
Machinery-Diversified — 0.1%
John Deere Capital Corp.,
Sr. Unsec’d. Notes
4.150%	09/15/27	25	24,264
Sr. Unsec’d. Notes, MTN
2.125%	03/07/25	25	23,525
			47,789
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	10	9,758
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	50	48,635
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	5	4,691
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30	50	45,560
			108,644
Oil & Gas — 0.1%
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26	25	23,791
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	20	16,444
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	10	8,871
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10	9,612
TotalEnergies Capital International SA (France),
Gtd. Notes
2.434%	01/10/25	30	28,445
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	03/15/28	10	8,839
4.500%	03/04/29	20	18,313
			114,315

A20

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	5	$4,857
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	10	9,149
3.600%	05/14/25	10	9,613
4.500%	05/14/35	10	8,922
4.700%	05/14/45	15	12,743
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.000%	09/18/42	25	20,901
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	20	16,762
3.700%	06/06/27	17	15,831
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.900%	07/26/24	13	12,614
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	15	13,869
3.750%	09/15/25	5	4,839
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	9	8,927
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	50	43,769
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	35	27,767
			205,706
Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	5	4,945
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	10	8,250
3.701%	01/15/39	5	3,851
Energy Transfer LP,
Sr. Unsec’d. Notes
5.250%	04/15/29	10	9,432
6.500%	02/01/42	25	23,252
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	4,848
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	4,811
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	10	9,130
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.500%	05/15/30	5	$4,556
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	15	13,833
			86,908
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.,
Sr. Unsec’d. Notes
1.450%	09/15/26	30	25,606
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	4,807
3.900%	03/15/27	5	4,546
4.050%	07/01/30	5	4,222
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.900%	03/15/27	10	8,891
3.700%	06/15/26	10	9,380
4.750%	05/15/47	5	4,103
Essex Portfolio LP,
Gtd. Notes
2.650%	03/15/32	15	11,688
3.000%	01/15/30	5	4,170
Healthcare Realty Holdings LP,
Gtd. Notes
3.625%	01/15/28	10	8,785
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.125%	12/01/28	5	4,110
2.875%	01/15/31	5	4,080
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	5	4,793
4.250%	08/15/29	5	4,411
4.375%	10/01/25	5	4,804
Life Storage LP,
Gtd. Notes
4.000%	06/15/29	15	13,317
Prologis LP,
Sr. Unsec’d. Notes
2.125%	04/15/27	5	4,435
Public Storage,
Sr. Unsec’d. Notes
1.950%	11/09/28	10	8,327
Realty Income Corp.,
Sr. Unsec’d. Notes
4.625%	11/01/25	20	19,703
Simon Property Group LP,
Sr. Unsec’d. Notes
2.650%	02/01/32	30	23,426
3.375%	10/01/24	5	4,851
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29	20	17,654
			200,109

A21

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail — 0.2%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	5	$4,673
3.750%	06/01/27	15	14,076
Carvana Co.,
Gtd. Notes, 144A
10.250%	05/01/30	34	22,666
Dollar General Corp.,
Sr. Unsec’d. Notes
4.625%	11/01/27	30	29,212
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27	50	45,496
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	04/15/33	30	28,411
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	20	18,543
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	5	4,704
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31	5	3,779
Walmart, Inc.,
Sr. Unsec’d. Notes
3.900%	09/09/25	20	19,650
			191,210
Semiconductors — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.650%	02/15/32	25	18,575
3.150%	05/01/27	5	4,454
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30	25	20,650
3.250%	05/20/27	12	11,240
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	15	12,034
			66,953
Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	10	9,217
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	60	42,423
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	25	24,385
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	5	$4,216
3.800%	12/15/26	15	14,209
			94,450
Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	50	37,834
Rogers Communications, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/42	60	48,821
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	45	40,932
2.650%	11/20/40	20	12,972
			140,559
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.000%	11/19/24	15	14,382
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	10	8,204
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
1.750%	12/02/26	10	8,787
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29	5	4,258
3.500%	05/01/50	20	13,992
			35,241
Trucking & Leasing — 0.0%
GATX Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/28	15	13,245

Total Corporate Bonds (cost $3,400,178)			2,964,093
Municipal Bonds — 0.2%
California — 0.0%
Bay Area Toll Authority,
Taxable, Revenue Bonds, Series S
3.176%	04/01/41	25	18,811
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	5	6,154
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	5	4,333
			29,298

A22

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Florida — 0.1%
County of Miami-Dade Transit System,
Revenue Bonds, BABs, Series B
5.624%	07/01/40	10	$9,788
County of Miami-Dade Water & Sewer System Revenue,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42	5	3,837
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	40	29,765
			43,390
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	14	14,829
Michigan — 0.0%
Great Lakes Water Authority Water Supply System Revenue,
Taxable, Revenue Bonds, Series C
3.473%	07/01/41	30	23,204
New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	30	22,903
South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	5	4,870
Texas — 0.1%
Central Texas Regional Mobility Authority,
Taxable, Revenue Bonds, Series E
3.167%	01/01/41	15	10,934
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds
2.843%	11/01/46	15	10,193
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	25	20,576
Texas A&M University,
Taxable, Revenue Bonds, Series B
3.330%	05/15/39	25	20,222
			61,925
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	15	13,258

Total Municipal Bonds (cost $270,563)			213,677
Residential Mortgage-Backed Securities — 0.1%
Angel Oak Mortgage Trust,
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	18	15,563
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
3.281%(c)	12/25/41	7	$6,969
Series 2022-R04, Class 1M1, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
4.281%(c)	03/25/42	8	8,428
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
4.184%(c)	11/25/29	10	10,304
Series 2017-C05, Class 1ED3, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
4.284%(c)	01/25/30	3	3,473
Series 2017-C06, Class 2ED1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
4.084%(c)	02/25/30	4	3,679
Series 2018-C03, Class 1EB2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
3.934%(c)	10/25/30	10	9,533
Series 2021-R02, Class 2M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
3.181%(c)	11/25/41	12	11,701
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
3.081%(c)	08/25/33	2	1,536
Series 2021-DNA07, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
3.131%(c)	11/25/41	15	14,609
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
4.381%(c)	10/25/33	10	9,525
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
2.981%(c)	08/25/33	3	2,572
Series 2022-HQA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
4.381%(c)	03/25/42	17	17,155
Freddie Mac Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
4.281%(c)	04/25/42	18	17,536
Series 2022-DNA4, Class M1A, 144A, 30 Day Average SOFR + 2.200% (Cap N/A, Floor 0.000%)
4.481%(c)	05/25/42	23	22,596
JPMorgan Mortgage Trust,
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50	7	6,422

Total Residential Mortgage-Backed Securities (cost $167,570)			161,601

A23

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds — 0.1%
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28	20	$18,846
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	10	9,992
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	22	21,429
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28	20	19,220
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QO
2.875%	10/16/24	10	9,702
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	5	4,706

Total Sovereign Bonds (cost $87,059)			83,895
U.S. Treasury Obligations — 11.4%
U.S. Treasury Bonds
1.125%	05/15/40	145	90,557
1.250%	05/15/50	35	19,573
1.750%	08/15/41	620	423,828
1.875%	02/15/51	150	99,258
2.000%	02/15/50(k)	440	302,156
2.000%	08/15/51	315	215,037
2.250%	02/15/52	210	152,480
2.500%	02/15/45	128	97,540
2.750%	11/15/42	10	8,097
2.750%	08/15/47	355	283,556
2.875%	08/15/45	80	65,237
3.000%	11/15/44	45	37,561
3.000%	11/15/45	50	41,703
3.000%	02/15/47	85	71,028
3.000%	05/15/47	15	12,546
3.000%	02/15/48	20	16,825
3.000%	08/15/52	30	25,894
3.125%	11/15/41	33	28,700
3.125%	08/15/44	122	104,196
3.375%	05/15/44	5	4,457
3.625%	08/15/43	50	46,586
3.875%	08/15/40	10	9,825
4.500%	05/15/38	10	10,773
4.625%	02/15/40	130	141,294
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	676	652,573
0.125%	10/15/24	818	786,588
0.125%	04/15/25	1,016	963,524
0.125%	10/15/25	484	457,698
0.125%	04/15/27	3,468	3,197,628
0.125%	01/15/30	276	243,757
0.125%	07/15/30	145	127,547
0.125%	01/15/32	268	232,205
0.125%	02/15/51	3	2,143
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
0.125%	02/15/52	78	$49,219
0.250%	01/15/25	231	221,310
0.250%	07/15/29	169	152,705
0.250%	02/15/50	65	42,341
0.375%	07/15/25	521	497,314
0.500%	04/15/24	710	690,062
0.625%	01/15/24	34	32,974
0.625%	01/15/26	283	270,286
0.625%	07/15/32	196	177,936
0.750%	02/15/42	134	107,414
0.750%	02/15/45	5	3,880
0.875%	01/15/29	12	11,036
0.875%	02/15/47	84	66,222
1.000%	02/15/46	140	113,286
1.000%	02/15/48	7	5,839
1.000%	02/15/49	4	2,875
1.375%	02/15/44	108	96,204
U.S. Treasury Notes
0.125%	11/30/22	195	193,979
0.125%	01/31/23	275	271,756
0.125%	08/31/23	715	688,495
0.375%	11/30/25	65	57,621
0.750%	08/31/26	650	570,121
0.750%	01/31/28	60	50,508
1.125%	02/15/31	70	56,711
1.250%	08/15/31	445	359,755
1.875%	02/15/32	75	63,586
2.250%	11/15/24	5	4,795

Total U.S. Treasury Obligations (cost $15,747,853)			13,830,600

Total Long-Term Investments (cost $133,651,823)			117,301,148

	Shares
Short-Term Investments — 5.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	4,324,569	4,324,569
PGIM Institutional Money Market Fund (cost $2,091,290; includes $2,085,939 of cash collateral for securities on loan)(b)(wa)	2,092,689	2,091,224

Total Short-Term Investments (cost $6,415,859)		6,415,793

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.2% (cost $140,067,682)		123,716,941

A24

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Value
Options Written*~ — (0.3)%
(premiums received $384,948)	$(305,500)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.9% (cost $139,682,734)	123,411,441

Liabilities in excess of other assets(z) — (1.9)%	(2,345,456)

Net Assets — 100.0%	$121,065,985

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BABs	Build America Bonds
CDI	Chess Depository Interest
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation-Protected Securities
TSX	Toronto Stock Exchange
XAMS	Amsterdam Stock Exchange
XASX	Australian Stock Exchange
XETR	Frankfurt Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
**	Investments are affiliated with the Subadvisor.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,608 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,026,084; cash collateral of $2,085,939 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index	Call	11/18/22	$3,650.00		26		3	$(305,500)
(premiums received $384,948)
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	2 Year U.S. Treasury Notes	Dec. 2022	$410,781	$(6,487)
A25

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Futures contracts outstanding at September 30, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
5	5 Year U.S. Treasury Notes	Dec. 2022	$537,539	$(18,484)
1	10 Year U.S. Treasury Notes	Dec. 2022	112,063	(5,283)
18	S&P 500 E-Mini Index	Dec. 2022	3,241,350	(56,916)
				(87,170)
Short Position:
8	Mini MSCI EAFE Index	Dec. 2022	664,240	73,490
				$(13,680)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A26